S000050614 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	14.75%
Northern Trust Quality Large Cap Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.02%	14.38%	13.16%
FlexShares US Quality Large Cap Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		26.68%	14.04%	12.82%
Performance Inception Date				Sep. 23, 2015
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.35%	13.68%	12.41%
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.00%	11.20%	10.55%

[1]	Reflects no deduction for fees, expenses or taxes.